UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/14_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2014 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 57.6%
Bosnia & Herzegovina 0.5%
[a]Government of Bosnia & Herzegovina, FRN, 1.095%, 12/11/17	6,214,790		DEM	$3,603,922

Brazil 9.1%
Letra Tesouro Nacional, Strip, 1/01/15	2,333	[b]	BRL	900,598
[c]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/17	134[b] BRL			132,768
5/15/19	15,000[b] BRL			14,778,895
8/15/22	11,920[b] BRL			11,832,946
5/15/23	11,855[b] BRL			11,754,002
8/15/24	3,220[b] BRL			3,200,490
8/15/50	18,020[b] BRL			18,133,879
				60,733,578
Croatia 1.3%
[d]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,858,995

Ecuador 4.8%
[d]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	31,380,000			32,301,003

El Salvador 0.4%
[d]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,913,675

Georgia 0.5%
[d]Government of Georgia, 144A, 6.875%, 4/12/21	3,050,000			3,424,098

Ghana 5.8%
Government of Ghana,
24.00%, 5/25/15	7,690,000		GHS	2,397,493
21.00%, 10/26/15	3,257,000		GHS	990,809
16.90%, 3/07/16	180,000		GHS	52,222
19.24%, 5/30/16	11,875,000		GHS	3,514,870
23.00%, 2/13/17	9,040,000		GHS	2,877,442
24.44%, 5/29/17	3,150,000		GHS	1,032,944
26.00%, 6/05/17	130,000		GHS	43,570
25.40%, 7/31/17	2,370,000		GHS	787,273
23.00%, 8/21/17	12,230,000		GHS	3,885,820
19.04%, 9/24/18	14,300,000		GHS	4,114,384
[d]144A, 8.50%, 10/04/17	2,029,000			2,153,499
[d]144A, 7.875%, 8/07/23	15,169,086			15,050,085
[e]Reg S, 8.50%, 10/04/17	1,559,000			1,654,660
				38,555,071
Hungary 3.5%
Government of Hungary,
4.125%, 2/19/18	2,040,000			2,126,935
5.375%, 2/21/23	3,750,000			4,104,375
senior note, 6.375%, 3/29/21	15,000,000			17,315,025
				23,546,335
India 1.0%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000		INR	1,078,538
senior bond, 8.28%, 9/21/27	20,600,000		INR	333,135
senior bond, 8.60%, 6/02/28	71,000,000		INR	1,184,043
senior note, 7.28%, 6/03/19	2,700,000		INR	42,025
senior note, 8.12%, 12/10/20	51,300,000		INR	820,767
senior note, 8.35%, 5/14/22	20,200,000		INR	326,952
senior note, 7.16%, 5/20/23	12,700,000		INR	191,100

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

senior note, 8.83%, 11/25/23	171,200,000		INR	2,861,580
				6,838,140
Indonesia 3.4%
Government of Indonesia,
FR31, 11.00%, 11/15/20	134,139,000,000		IDR	12,711,709
FR36, 11.50%, 9/15/19	40,000,000,000		IDR	3,776,400
FR40, 11.00%, 9/15/25	58,140,000,000		IDR	5,811,570
senior bond, FR53, 8.25%, 7/15/21	5,281,000,000		IDR	445,055
				22,744,734
Iraq 3.6%
[d]Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			23,904,632

Kenya 1.0%
[d]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	6,290,000			6,759,391

Lithuania 0.3%
[d]Government of Lithuania, 144A, 7.375%, 2/11/20	1,700,000			2,071,518

Mexico 1.3%
Government of Mexico,
6.00%, 6/18/15	126,580	[f]	MXN	923,815
8.00%, 12/17/15	581,300	[f]	MXN	4,384,433
6.25%, 6/16/16	159,350	[f]	MXN	1,193,558
7.25%, 12/15/16	259,750	[f]	MXN	2,000,614
				8,502,420
Mongolia 0.9%
[d]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	7,100,000			6,411,655

Nigeria 0.6%
Government of Nigeria, 13.05%, 8/16/16	740,980,000		NGN	4,137,910

Senegal 1.0%
[d]Government of Senegal, 144A, 6.25%, 7/30/24	6,900,000			6,913,179

Serbia 3.8%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	11,080,000			12,727,208
Serbia Treasury Bond, 10.00%,
6/27/16	65,340,000		RSD	690,101
8/15/16	26,900,000		RSD	284,306
11/21/18	13,450,000		RSD	136,242
Serbia Treasury Note, 10.00%,
4/27/15	780,000,000		RSD	8,139,498
9/14/15	205,300,000		RSD	2,154,018
1/30/16	3,510,000		RSD	36,974
5/22/16	17,420,000		RSD	183,871
10/17/16	15,050,000		RSD	159,055
12/19/16	15,400,000		RSD	162,113
5/08/17	10,040,000		RSD	104,291
11/08/17	36,330,000		RSD	373,748
3/20/21	23,990,000		RSD	228,861
				25,380,286
Slovenia 0.6%
[d]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	3,370,000			3,867,564

Sri Lanka 4.9%
Government of Sri Lanka,
8.25%, 3/01/17	18,920,000		LKR	148,356
10.60%, 7/01/19	187,510,000		LKR	1,607,568
10.60%, 9/15/19	264,500,000		LKR	2,270,777
11.20%, 7/01/22	31,680,000		LKR	282,460
[d]144A, 7.40%, 1/22/15	3,500,000			3,529,610
[d]144A, 5.875%, 7/25/22	7,750,000			8,078,019
A, 11.75%, 3/15/15	3,840,000		LKR	29,751
A, 6.50%, 7/15/15	108,070,000		LKR	826,651

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)
A, 11.00%, 8/01/15	607,700,000	LKR	4,780,419
A, 8.50%, 11/01/15	65,580,000	LKR	510,009
A, 6.40%, 8/01/16	49,800,000	LKR	378,902
A, 5.80%, 1/15/17	51,000,000	LKR	381,858
A, 7.50%, 8/15/18	11,760,000	LKR	90,335
A, 8.00%, 11/15/18	230,150,000	LKR	1,801,628
A, 9.00%, 5/01/21	387,750,000	LKR	3,114,432
B, 6.40%, 10/01/16	53,200,000	LKR	404,277
B, 8.50%, 7/15/18	65,800,000	LKR	521,644
C, 8.50%, 4/01/18	200,870,000	LKR	1,590,893
D, 8.50%, 6/01/18	284,830,000	LKR	2,262,297
			32,609,886
[g]Supranational 0.8%
[e]Eastern & Southern African Trade and Development Bank, Reg S, 6.875%, 1/09/16	5,000,000		5,132,525
Ukraine 5.1%
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	2,300,000		1,828,995
144A, 7.75%, 9/23/20	19,840,000		15,331,162
senior bond, 144A, 7.80%, 11/28/22	3,780,000		2,823,849
senior note, 144A, 7.95%, 2/23/21	260,000		201,240
senior note, 144A, 7.50%, 4/17/23	6,080,000		4,457,582
[d]Kyiv Finance PLC, (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	12,940,000		9,390,946
			34,033,774
Vietnam 0.1%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	565,000		641,275
Zambia 3.3%
[d]Government of Zambia International Bond, 144A,
5.375%, 9/20/22	20,000,000		19,107,400
8.50%, 4/14/24	2,470,000		2,795,521
			21,902,921
Total Foreign Government and Agency Securities (Cost $393,853,212)			385,788,487
Quasi-Sovereign and Corporate Bonds 30.5%
Canada 1.4%
[d]First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000		9,675,000
Chile 1.9%
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,660,000
Costa Rica 2.3%
[h]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000		15,293,068
Hungary 1.6%
[d]Magyar Export-Import Bank RT, senior note, 144A, 5.50%, 2/12/18	10,000,000		10,653,300
India 0.6%
[d]ICICI Bank Ltd., sub. bond, 144A, 6.375% to 4/30/17, FRN thereafter, 4/30/22	4,100,000		4,279,375
Kazakhstan 3.6%
[d]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	23,030,000		24,173,324
Mexico 0.1%
[d,i]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	8,420,000		799,900
Nigeria 3.5%
[d]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	10,100,000		9,898,000
[d]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	13,670,000		13,430,775
			23,328,775

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2014 (unaudited) (continued)

Peru 0.3%
[d]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	1,793,868			1,699,464
Poland 1.0%
[d,j]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	5,250,000		EUR	6,680,631
Russia 3.4%
[d]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	6,550,000			6,721,937
senior note, 144A, 7.75%, 4/28/21	7,900,000			7,682,750
LUKOIL International Finance BV,
[d]144A, 6.656%, 6/07/22	4,540,000			4,426,500
[e]Reg S, 6.656%, 6/07/22	3,970,000			3,885,499
				22,716,686
South Africa 2.3%
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	10,415,000		EUR	6,253,908
[d]Edcon Pty. Ltd., senior secured note, 144A, 9.50%,
3/01/18	7,250,000			6,017,500
3/01/18	2,828,000		EUR	2,951,935
				15,223,343
Trinidad and Tobago 0.9%
Petro Co. of Trinidad and Tobago Ltd., senior note,
[d]144A, 9.75%, 8/14/19	4,500,000			5,595,750
[e]Reg S, 9.75%, 8/14/19	210,000			261,135
				5,856,885
Turkey 3.2%
[d]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	3,000,000			3,068,460
[e]Willow No.2, (Yasar Holding SA), loan participation, secured note, Reg S, 9.625%,
10/07/15	10,900,000			11,186,125
[d]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	6,680,000			7,214,400
				21,468,985
Ukraine 0.9%
[d]Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	2,000,000			1,491,500
[e]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	6,405,000			4,587,165
				6,078,665
United Arab Emirates 2.3%
[d]DP World Ltd., 144A, 6.85%, 7/02/37	13,500,000			15,618,083
United States 1.2%
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	101,000,000		MXN	8,154,836

Total Quasi-Sovereign and Corporate Bonds (Cost $216,042,929)				204,360,320
Credit-Linked Notes (Cost $505,720) 0.1%
Ukraine 0.1%
[d]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%, 8/25/15	4,941,400		UAH	308,209

Total Investments before Short Term Investments (Cost $610,401,861)				590,457,016

Short Term Investments 6.3%
Foreign Government and Agency Securities 3.6%
Mexico 2.8%
[k]Mexico Treasury Bills,
12/11/14	9,820,640	[l]	MXN	7,049,839
4/01/15 - 10/01/15	16,523,050	[l]	MXN	11,620,408
				18,670,247

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)

Nigeria 0.8%
[k]Nigeria Treasury Bills, 2/05/15 - 6/04/15	933,550,000	NGN	4,961,920
Total Foreign Government and Agency Securities (Cost $25,089,716)			23,632,167
Total Investments before Money Market Funds (Cost $635,491,577)			614,089,183
	Shares
Money Market Funds (Cost $18,218,741) 2.7%
United States 2.7%
[m,n]Institutional Fiduciary Trust Money Market Portfolio	18,218,741		18,218,741
Total Investments (Cost $653,710,318) 94.5%			632,307,924
Other Assets, less Liabilities 5.5%			37,121,919
Net Assets 100.0%			$669,429,843

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b Principal amount is stated in 1,000 Brazilian Real Units.
c Redemption price at maturity is adjusted for inflation.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $356,842,802, representing 53.31% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2014, the aggregate value of these securities was $26,707,109, representing 3.99% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g A supranational organization is an entity formed by two or more central governments through international treaties.
h See Note 6 regarding restricted securities.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k The security is traded on a discount basis with no stated coupon rate.
l Principal amount is stated in 10 Mexican Peso Units.
m Non-income producing.
n Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	SCNY	Sell	628,500	854,138	1/13/15	$71,733	$-
Japanese Yen	CITI	Sell	624,500,000	5,970,934	1/13/15	705,485	-
Japanese Yen	SCNY	Sell	1,873,240,000	17,929,173	1/14/15	2,134,895	-
Japanese Yen	HSBK	Sell	1,620,890,000	15,585,481	1/15/15	1,918,794	-
Japanese Yen	DBAB	Sell	626,420,000	6,060,155	1/16/15	778,394	-
Japanese Yen	SCNY	Sell	1,770,880,000	17,139,345	1/16/15	2,207,888	-
Euro	BZWS	Sell	2,547,416	3,480,623	1/27/15	309,019	-
Euro	SCNY	Sell	362,390	497,671	2/26/15	46,380	-
Ghanaian Cedi	BZWS	Buy	1,780,000	574,194	3/10/15	-	(55,780)
Euro	DBAB	Sell	3,345,000	4,604,393	3/31/15	437,623	-
Ghanaian Cedi	BZWS	Buy	1,395,324	423,467	4/07/15	-	(24,704)

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)
Euro	HSBK	Sell	826,000	1,138,786		4/10/15	109,773	-
Euro	DBAB	Sell	688,000	949,626		4/13/15	92,508	-
Euro	SCNY	Sell	413,000	570,861		4/13/15	56,341	-
Euro	GSCO	Sell	910,000	1,253,980		5/13/15	119,999	-
Euro	GSCO	Sell	2,753,000	3,792,092		5/14/15	361,460	-
Euro	DBAB	Sell	1,506,000	2,053,777		6/08/15	176,595	-
South Korean Won	JPHQ	Buy	7,297,662,505	7,010,916		6/09/15	-	(495,507)
Polish Zloty	DBAB	Buy	16,600,000	3,922,681	EUR	7/07/15	2,631	-
Malaysian Ringgit	DBAB	Buy	2,499,000	765,508		7/20/15	-	(38,777)
Malaysian Ringgit	DBAB	Buy	3,942,000	1,211,991		7/22/15	-	(65,766)
Malaysian Ringgit	DBAB	Buy	4,793,000	1,482,020		7/27/15	-	(88,778)
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,558,132		7/30/15	-	(93,655)
Euro	CITI	Sell	358,630	479,848		8/10/15	32,475	-
Euro	DBAB	Sell	2,344,550	3,145,448		8/13/15	220,639	-
Euro	MSCO	Sell	907,070	1,132,894		8/14/15	1,317	-
Euro	DBAB	Sell	359,450	481,638		8/17/15	33,204	-
Euro	MSCO	Sell	907,070	1,217,764		8/17/15	86,145	-
Euro	DBAB	Sell	1,347,000	1,806,765		8/20/15	126,246	-
Euro	JPHQ	Sell	2,260,000	3,017,439		8/21/15	197,825	-
Euro	BZWS	Sell	1,604,997	2,135,649		8/26/15	133,095	-
Euro	DBAB	Sell	9,366,031	12,387,701		8/31/15	700,732	-
Euro	DBAB	Sell	266,000	331,503		11/12/15	-	(818)
Euro	BZWS	Sell	10,415,000	13,034,685		11/16/15	22,111	-
Unrealized appreciation (depreciation)							11,083,307	(863,785)
Net unrealized appreciation (depreciation)							$10,219,522

* a In May U.S. be dollars comprised unless of otherwise multiple contracts indicated. with the same counterparty, currency and settlement date.

At November 30, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%	LCH	10/17/17	$34,560,000	$92,772	$-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.532%	CME	8/28/24	75,850,000	-	(1,983,875)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 3.129%	CME	8/30/44	39,530,000	-	(2,169,893)
Net unrealized appreciation (depreciation)				92,772	(4,153,768)
					$(4,060,996)

ABBREVIATIONS

Counterparty/Exchange

BZWS Barclays Bank PLC
CITI Citibank N.A.
CME Chicago Mercantile Exchange
DBAB Deutsche Bank AG
GSCO The Goldman Sachs Group, Inc.
HSBK HSBC Bank PLC

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2014 (unaudited) (continued)
JPHQ JPMorgan Chase Bank N.A.
LCH London Clearing House
MSCO Morgan Stanley and Co. Inc.
SCNY Standard Chartered Bank

Currency

BRL Brazilian Real
DEM Deutsche Mark
EUR Euro
GHS Ghanaian Cedi
IDR Indonesian Rupiah
INR Indian Rupee
LKR Sri Lankan Rupee
MXN Mexican Peso
NGN Nigerian Naira
RSD Serbian Dinar
UAH Ukraine Hryvnia

Selected Portfolio

FRN Floating Rate Note
PIK Payment-In-Kind

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$657,125,156

Unrealized appreciation	$29,255,868
Unrealized depreciation	(54,073,100)
Net unrealized appreciation (depreciation)	$(24,817,232)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
14,400,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33
	Total Restricted Securities (Value is 2.28% of Net Assets)	12/18/13	$14,400,000	$15,293,068

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$385,788,487	$-	$385,788,487
Quasi-Sovereign and Corporate Bonds[a]	-	189,067,252	15,293,068	204,360,320
Credit-Linked Notes	-	308,209	-	308,209
Short Term Investments	18,218,741	23,632,167	-	41,850,908
Total Investments in Securities	$18,218,741	$598,796,115	$15,293,068	$632,307,924

Other Financial Instruments
Forw ard Exchange Contracts	$-	$11,083,307	$-	$11,083,307
Sw ap Contracts	-	92,772	-	92,772
Total Other Financial Instruments	$-	$11,176,079	$-	$11,176,079
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$863,785	$-	$863,785
Sw ap Contracts	-	4,153,768	-	4,153,768
Total Other Financial Instruments	$-	$5,017,553	$-	$5,017,553

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2014, is as follows:

Net Change in Unrealized
	Balance at							Net Unrealized		Appreciation
	Beginning of	Purchases	Transfers Into		Cost Basis	Net Realized		Appreciation	Balance at End	(Depreciation) on Assets
	Period	(Sales)	(Out of) Level 3		Adjustments	Gain (Loss)		(Depreciation)	of Period	Held at Period End
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$15,418,646	$	- $	-	$	- $	- $	(125,578)	$15,293,068	$(125,578)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2014, are as follows:

Impact to
Fair Value
if Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
	$15,293,068	model	Discount rate[b]	7.2% Decrease

a Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.
b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2015